(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
March 31, 2002


CMA New York
Municipal Money Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA New York Municipal Money Fund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:


For the year ended March 31, 2002, CMA New York Municipal Money
Fund paid shareholders a net annualized yield of 1.74%.* As of March 31, 2002, the Fund's 7-day yield was 1.05%.


Economic Environment
During the six-month period ended March 31, 2002, New York State's economy felt the full effects of the terrorist attacks of September 11, 2001. Job losses in the state and the City related to September 11 were approximated at 147,000 jobs with New York City bearing the brunt of the losses. New York State's unemployment rate for February 2002 stood at 5.9%, while New York City's unemployment rate was 7.1%, up from 5.3% a year ago. The state's retail sales and manufacturing sectors showed limited growth during the period as the national recession, combined with lower consumer confidence, hurt those sectors as well as the state's and City's tourism industry.

On a positive note, the state and, more importantly, the City's real estate market rebounded from the confidence loss in the wake of the terrorist attacks and rent and ownership prices have once again started to rise and outpace the national average. Also, the cleanup from the attacks exceeded original time estimates and the rebuilding project should assist in stimulating the economy during 2002. The state and City of New York continued to work closely with the Federal Government to close budget gaps and to acquire funding to assist in the rebuilding process that is critical to New York City, State and the nation.



*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Investment Strategy
At March 31, 2002, net assets of the Fund stood at $2.7 billion, an increase of 5.5% from the beginning of the fiscal year. We kept the Fund's average maturity in the 50-day - 70-day range, while maintaining a greater percentage of the Fund in fixed rate notes and tax-exempt commercial paper under the premise that they should outperform variable rate demand product as long as the Federal Reserve Board lowered the Federal Funds rate. This stance enhanced the Fund's performance as interest rates trended lower and the Federal Reserve Board maintained a bias to ease monetary policy for the majority of the year. The Federal Reserve Board changed its bias to neutral at its recent March meeting, which resulted in rising interest rates during March 2002.

In the upcoming months, we expect to adopt a more neutral average maturity range of 30 days - 60 days as we wait for information about the strength of the economy's recovery and inflation concerns that may occur. These factors should determine the Federal Reserve Board's pace of increasing interest rates in 2002. As a result of rising interest rates, we expect to increase the Fund's variable rate note holdings compared to fixed rate notes.

We continue to work closely with our credit department to maintain the highest quality portfolio possible. Diversification and credit quality of the Fund remains paramount to us, and we will continue to closely monitor the ever-changing marketplace.


In Conclusion
We thank you for your support of CMA New York Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Kenneth A. Jacob)
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager



May 1, 2002


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002                                                              (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                   Value
New York--     $     905   Albany, New York, Housing Authority, Private Act Revenue Bonds
99.2%                      (Historic Bleeker Terrace), FLOATS, 1.55% due 3/01/2015 (f)                       $       905
                   2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project),
                           VRDN, 1.60% due 12/29/2010 (f)                                                          2,500
                     525   Auburn, New York, City School District, GO, 4.25% due 6/15/2002 (d)                       526
                   6,330   Auburn, New York, GO, BAN, Series A, 3% due 6/14/2002                                   6,333
                   9,000   Bath, New York, Central School District, GO, BAN, 3.50% due 4/17/2002                   9,002
                   3,000   Binghamton, New York, City School District, GO, RAN, 2% due 10/18/2002                  3,010
                   5,000   Board Cooperative, Educational Services of New York, First
                           Supervisory District, RAN, 3.125% due 6/28/2002                                         5,005
                   1,365   Brockport, New York, Central School District, 4% due 6/15/2002                          1,370
                   4,135   Carthage, New York, Central School District, GO, RAN, 3.125% due
                           6/28/2002                                                                               4,139
                   2,930   Cattaraugus County, New York, Development Agency, IDR (Gowanda
                           Electronics Corporation), VRDN, AMT, Series A, 1.75% due 9/01/2021 (f)                  2,930
                  15,000   Chappaqua, New York, Central School District, GO, BAN, 2.25% due
                           9/13/2002                                                                              15,044
                     850   Chautauqua Lake, New York, Central School District, GO, 3.75% due
                           6/15/2002 (b)                                                                             852
                  13,187   Chenango Valley, New York, Central School District, GO, BAN, 3% due
                           6/28/2002                                                                              13,201
                           Clarence, New York, Central School District, GO:
                     925      4.375% due 6/01/2002 (d)                                                               927
                   2,633      BAN, 3.125% due 7/12/2002                                                            2,636
                   3,810   Clay, New York, GO, BAN, 3% due 8/30/2002                                               3,817
                   2,000   Clinton, New York, Central School District, GO, Refunding, BAN, 2.75%
                           due 6/27/2002                                                                           2,004
                   1,400   Clyde-Savannah, New York, Central School District, GO, RAN, 3.125%
                           due 6/21/2002                                                                           1,401
                   1,900   Dover, New York, Union Free School District, GO, RAN, 3% due 6/28/2002                  1,902
                   7,995   Eagle Tax-Exempt Trust, New York City, VRDN, Series 1994-C4, 1.43%
                           due 8/01/2003 (f)                                                                       7,995
                  29,700   Eagle Tax-Exempt Trust, New York State Electric and Gas, VRDN, Series
                           943202, 1.43% due 4/01/2034 (f)                                                        29,700
                  29,700   Eagle Tax-Exempt Trust, New York State Local Government, VRDN, Series
                           943201, 1.43% due 4/01/2034 (f)                                                        29,700
                           Eagle Tax-Exempt Trust, New York, VRDN (f):
                  10,145      Series 2001-323, 1.43% due 4/01/2015                                                10,145
                  24,500      Series 983201, 1.43% due 4/01/2017                                                  24,500
                   5,200   Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, VRDN,
                           Series 96C, 1.43% due 1/01/2005 (f)                                                     5,200
                   6,000   East Hampton, New York, Union Free School District, TAN, 3.25% due
                           6/27/2002                                                                               6,010
                           East Islip, New York, Union Free School District, GO:
                  12,825      BAN, 3% due 6/28/2002                                                               12,837
                  18,000      TAN, 3% due 6/28/2002                                                               18,017
                  10,000   East Meadow, New York, Union Free School District, GO, BAN, 3% due
                           8/23/2002                                                                              10,017



Portfolio Abbreviations for CMA New York Municipal Money Fund

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
RAN        Revenue Anticipation Notes
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)
                   Face
State             Amount                                 Issue                                                   Value
New York       $  12,500   Elmira City, New York, School District, GO, BAN, 3% due 11/08/2002                $    12,560
(continued)          500   Elmira City, New York, School District, GO, BAN, Refunding, 4% due
                           6/15/2002 (d)                                                                             501
                   7,910   Elmira Heights, New York, Central School District, GO, Refunding, BAN,
                           2.75% due 8/15/2002                                                                     7,928
                   1,745   Erie County, New York, IDA, Civic Facility Revenue Bonds (Claddagh
                           Commission Inc. Project), VRDN, 1.60% due 12/01/2015 (f)                                1,745
                   7,500   Fabius-Pompey, New York, Central School District, GO, BAN, 2.75% due
                           12/13/2002                                                                              7,539
                     895   Falconer, New York, Central School District, GO, Refunding, 3.75% due
                           6/15/2002 (b)                                                                             898
                           Fonda-Fultonville, New York, Central School District, GO:
                     350      4.625% due 6/15/2002 (d)                                                               351
                  11,900      BAN, 3.75% due 4/12/2002                                                            11,903
                   2,000   Freeport, New York, Union Free School District, GO, TAN, 2.75% due
                           6/27/2002                                                                               2,002
                  14,000   Genesee Valley, New York, Central School District at Angelica Belmont,
                           GO, BAN, 2% due 7/01/2002                                                              14,007
                  12,000   Greenlawn, New York, Harborfields Central School District, TAN,
                           3.125% due 6/27/2002                                                                   12,015
                   2,268   Guilderland, New York, Central School District, GO, Refunding, BAN,
                           3% due 7/05/2002                                                                        2,270
                   2,900   Guilderland, New York, IDA, Civic Facility Revenue Bonds (West Turnpike),
                           VRDN, Series A, 1.60% due 4/01/2020 (f)                                                 2,900
                     217   Hadley-Luzerne, New York, Central School District, GO, 4% due 6/15/2002 (b)               218
                     329   Harrison, New York, Central School District, GO, 3.50% due 5/15/2002                      329
                     300   Haverstraw Stony Point, New York, Central School District, GO, Refunding,
                           6% due 6/15/2002 (b)                                                                      302
                  15,500   Hempstead, New York, IDA, IDR (FCD Lynbrook Housing LLC Project),
                           VRDN, AMT, 1.56% due 12/01/2029 (f)                                                    15,500
                     402   Herkimer, New York, Central School District, GO, 4.50% due 6/15/2002 (d)                  403
                           Herricks, New York, Union Free School District:
                  10,265      GO, BAN, 2% due 12/04/2002                                                          10,305
                   5,000      TAN, 3% due 6/27/2002                                                                5,004
                   4,470   Hilton, New York, Central School District, GO, RAN, 2% due 10/16/2002                   4,482
                   3,000   Holbrook, New York, Sachem Central School District, GO, TAN, 3.125%
                           due 6/27/2002                                                                           3,003
                  10,000   Huntington, New York, Union Free School District, GO, TAN, 3.125% due
                           6/27/2002                                                                              10,012
                  16,000   Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project),
                           VRDN, AMT, 1.50% due 12/01/2029 (f)                                                    16,000
                   5,722   Ithaca City, New York, GO, BAN, 3.125% due 8/09/2002                                    5,732
                   5,000   Jamestown, New York, City School District, GO, BAN, 2.50% due 11/29/2002                5,016
                   6,000   Johnson City, New York, GO, BAN, 3.125% due 5/31/2002                                   6,005
                   3,728   Kendall, New York, Central School District, GO, BAN, 2.25% due 6/27/2002                3,733
                  13,500   Lawrence, New York, Union Free School District, GO, TAN, 3.125% due
                           6/27/2002                                                                              13,516
                   5,000   Levittown, New York, Union Free School District, GO, TAN, 3% due
                           6/19/2002                                                                               5,003
                  10,000   Lewiston-Porter, New York, Central School District, GO, BAN, 3% due
                           6/18/2002                                                                              10,005
                           Lindenhurst, New York, Union Free School District, GO, TAN:
                   2,000      3.125% due 6/27/2002                                                                 2,002
                   4,000      3.25% due 6/27/2002                                                                  4,005
                   8,900   Liverpool, New York, Central School District, GO, RAN, 3.125% due
                           7/12/2002                                                                               8,909
                   1,963   Liverpool, New York, Central School District, GO, Refunding, BAN,
                           3.125% due 7/12/2002                                                                    1,965
                   4,127   Livingston County, New York, GO, BAN, 3.125% due 8/15/2002                              4,134



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                   Value
New York                   Long Island Power Authority, New York, Electric System Revenue Bonds,
(continued)                VRDN (f):
               $  23,200      Sub-Series 3A, 1.45% due 5/01/2033                                             $    23,200
                  20,800      Sub-Series 3B, 1.45% due 5/01/2033                                                  20,800
                           Long Island Power Authority, New York, Electric System Revenue
                           Refunding Bonds, FLOATS (f):
                  12,883      Series 339, 1.43% due 12/01/2026 (e)                                                12,883
                   2,300      Series 460, 1.43% due 12/01/2022 (d)                                                 2,300
                  26,823   Malone, New York, Central School District, GO, Refunding, BAN, 2.25%
                           due 1/30/2003                                                                          26,967
                   9,500   Margaretville, New York, Central School District, GO, BAN, 2.25% due
                           6/28/2002                                                                               9,512
                           Metropolitan Transportation Authority, New York, Transit Facilities
                           Revenue Bonds, CP, Series 1:
                  31,000      1.20% due 5/01/2002                                                                 31,000
                  20,100      1.65% due 6/18/2002                                                                 20,100
                           Metropolitan Transportation Authority, New York, Transit Facilities,
                           Special Obligation Bonds, CP, Series 98-1:
                  24,000      1.20% due 5/01/2002                                                                 24,000
                  14,000      1.50% due 6/14/2002                                                                 14,000
                  20,000      1.35% due 6/19/2002                                                                 20,000
                           Mexico, New York, Central School District, GO:
                     380      4.125% due 6/15/2002                                                                   381
                   4,100      RAN, 3% due 6/28/2002                                                                4,103
                   9,500   Miller Place, New York, Union Free School District, GO, TAN, 3.125%
                           due 6/28/2002                                                                           9,510
                   2,500   Mineola, New York, Union Free School District, TAN, 3% due 6/27/2002                    2,507
                  10,000   Monroe County, New York, GO, RAN, 2.75% due 4/15/2002                                  10,003
                   2,135   Monroe County, New York, IDA, Revenue Bonds (Coopervision Project),
                           VRDN, 1.75% due 1/01/2012 (f)                                                           2,135
                   3,500   Montauk, New York, Union Free School District, GO, TAN, 3.125% due
                           6/27/2002                                                                               3,505
                     926   Montgomery, New York, Valley Central School District, GO, Refunding,
                           4.50% due 6/15/2002 (b)                                                                   929
                     340   Mount Morris, New York, Central School District, GO, Refunding, 4.60%
                           due 6/15/2002 (b)                                                                         341
                   8,900   Mount Vernon, New York, City School District, 3% due 8/29/2002                          8,924
                     400   Municipal Assistance Corp. for the City of New York, Revenue Refunding
                           Bonds, Series G, 5% due 7/01/2002                                                         402
                     391   New Lebanon, New York, Central School District, GO, Refunding, 4.30%
                           due 6/15/2002 (b)                                                                         392
                  13,940   New York City, New York, City Health and Hospital Corporation, Health
                           System Revenue Bonds, VRDN, Series A, 1.55% due 2/15/2026 (f)                          13,940
                           New York City, New York, City Housing Development Corporation, M/F
                           Mortgage Revenue Bonds, VRDN, AMT, Series A (f):
                   2,100      (Fountains at Spring Creek Project), 1.50% due 11/01/2033                            2,100
                   1,800      (Lafayette Project), 1.50% due 11/01/2033                                            1,800
                           New York City, New York, City Housing Development Corporation, M/F
                           Rental Housing Revenue Bonds, VRDN, AMT, Series A (f):
                  19,200      (Brittany Development), 1.45% due 6/15/2029                                         19,200
                  60,600      (One Columbus Place Development), 1.45% due 11/15/2028 (c)                          60,600
                  13,200      (Tribeca Towers), 1.55% due 11/15/2019 (c)                                          13,200
                  40,400      (West 43rd Street Development), 1.45% due 4/15/2029 (c)                             40,400
                  34,700      (West 89th Street Development), 1.55% due 11/15/2029                                34,700
                   3,200   New York City, New York, City Housing Development Corporation,
                           Residential Mortgage Revenue Bonds (East 17th Street), VRDN,
                           Series A, 1.50% due 1/01/2023 (f)                                                       3,200



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                   Value
New York                   New York City, New York, City Municipal Water Finance Authority, CP:
(continued)    $  36,300      Series 1, 1.35% due 5/01/2002                                                  $    36,300
                  28,000      Series 3, 1.15% due 4/25/2002                                                       28,000
                  10,000      Series 4, 1.20% due 4/25/2002                                                       10,000
                  19,600      Series 5, 1.20% due 4/04/2002                                                       19,600
                   6,000      Series 5, 1.25% due 4/04/2002                                                        6,000
                  23,000      Series 5A, 1.25% due 4/05/2002                                                      23,000
                           New York City, New York, City Municipal Water Finance Authority,
                           Water and Sewer System Revenue Bonds (f):
                   3,250      FLOATS, Series 492, 1.43% due 6/15/2029 (d)                                          3,250
                  49,100      MSTR, VRDN, SGB-25, 1.43% due 6/15/2023 (e)                                         49,100
                  52,500      MSTR, VRDN, SGB-26, 1.43% due 6/15/2029 (e)                                         52,500
                  51,530   New York City, New York, City Municipal Water Finance Authority,
                           Water and Sewer System, Revenue Refunding Bonds, MSTR, VRDN, Series
                           SGB-27, 1.43% due 6/15/2024 (d)(f)                                                     51,530
                           New York City, New York, City Transitional Finance Authority Revenue
                           Bonds:
                  32,500      BAN, Series 3, 2.75% due 11/13/2002                                                 32,669
                  15,000      FLOATS, Series 536, 1.43% due 5/01/2015 (e)(f)                                      15,000
                  25,000      (New York City Recovery Notes), Series A, 3.25% due 10/02/2002                      25,140
                  18,110      Series 4, 2.50% due 2/26/2003                                                       18,166
                   3,000      VRDN, Sub-Series B-3, 1.40% due 11/01/2028 (f)                                       3,000
                           New York City, New York, City Transitional Finance Authority Revenue
                           Bonds, Future Tax Secured, VRDN (f):
                   3,370      Series A-1, 1.40% due 11/15/2022                                                     3,370
                   9,905      Series A-1, 1.40% due 11/15/2026                                                     9,905
                  13,890      Series A-1, 1.50% due 11/15/2028                                                    13,890
                  14,800      Series B, 1.45% due 2/01/2031                                                       14,800
                  34,920      Series C, 1.40% due 5/01/2028                                                       34,920
                   4,900      Sub-Series B-1, 1.40% due 11/01/2027                                                 4,900
                   5,000   New York City, New York, City Transitional Finance Authority, Special
                           Tax Revenue Refunding Bonds, VRDN, Series C, 1.40% due 2/01/2032 (f)                    5,000
                           New York City, New York, City Trust Cultural Resource Revenue
                           Bonds (a)(f):
                   3,865      FLOATS, Series 162, 1.43% due 7/01/2029                                              3,865
                   3,500      MSTR, VRDN, Series SGA-91, 1.55% due 7/01/2009                                       3,500
                           New York City, New York, GO:
                   5,000      MSTR, VRDN, SGB-36, 1.48% due 6/01/2022 (a)(f)                                       5,000
                  45,000      RAN, Series A, 3% due 4/12/2002                                                     45,022
                           New York City, New York, GO, CP, Series H-5, 1994:
                  10,000      1.25% due 4/04/2002                                                                 10,000
                  15,000      1.15% due 4/08/2002                                                                 15,000
                           New York City, New York, GO, Refunding:
                   4,000      Series A, 6.10% due 8/01/2002                                                        4,052
                   5,325      VRDN, Series H, Sub-Series H-4, 1.35% due 8/01/2014 (a)(f)                           5,325
                  29,100      VRDN, Series H, Sub-Series H-4, 1.35% due 8/01/2015 (a)(f)                          29,100
                   2,300      VRDN, Sub-Series E-5, 1.35% due 8/01/2015 (f)                                        2,300
                   3,350      VRDN, Sub-Series E-5, 1.35% due 8/01/2016 (f)                                        3,350
                           New York City, New York, GO, VRDN (f):
                       5      Series B, 1.35% due 10/01/2021 (b)                                                       5
                   1,300      Series B, 1.40% due 10/01/2022 (b)                                                   1,300
                   1,000      Series B, Sub-Series B-6, 1.40% due 8/15/2005 (e)                                    1,000
                   5,160      Series F-4, 1.45% due 2/15/2020                                                      5,160
                   5,600      Sub-Series A-4, 1.45% due 8/01/2022                                                  5,600
                   9,100      Sub-Series A-6, 1.45% due 11/01/2026 (d)                                             9,100
                   1,100      Sub-Series A-8, 1.35% due 8/01/2017                                                  1,100



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                   Value
New York       $   9,380   New York City, New York, IDA, Civic Facility Revenue Bonds (Heart Share
(continued)                Human Services), VRDN, Series A, 1.43% due 7/01/2021 (f)                          $     9,380
                  20,671   New York State Commander of General Services Revenue Bonds (People of
                           the State of New York), VRDN, 1.40% due 9/01/2021 (f)                                  20,671
                   2,185   New York State Dormitory Authority, Lease Revenue Bonds, FLOATS,
                           Series 493, 1.43% due 1/15/2029 (e)(f)                                                  2,185
                           New York State Dormitory Authority Revenue Bonds:
                   6,300      (Mount Sinai Hospital), CP, Series 1997, 1.20% due 4/11/2002                         6,300
                     500      (NYSARC Inc.), Series A, 2.25% due 7/01/2002 (d)                                       500
                   4,160   New York State Dormitory Authority, Revenue Refunding Bonds (State
                           University Educational Facilities), Series A, 5.40% due 5/15/2002                       4,179
                   3,000   New York State Dormitory Authority, Service Contract Revenue Bonds,
                           Series A, 4.50% due 4/01/2002                                                           3,000
                   6,880   New York State Energy Research and Development Authority, Electric
                           Facilities Revenue Bonds (Long Island Lighting Company), VRDN, AMT,
                           Series A, 1.40% due 12/01/2027 (f)                                                      6,880
                  12,000   New York State Energy Research and Development Authority, Facilities
                           Revenue Refunding Bonds (Consolidated Edison Company), VRDN, AMT,
                           Sub-Series A-3, 1.45% due 6/01/2036 (f)                                                12,000
                           New York State Energy Research and Development Authority, PCR
                           (Niagara Mohawk Power Corporation Project), VRDN, AMT (f):
                  48,200      1.40% due 12/01/2023                                                                48,200
                  39,500      Series A, 1.45% due 12/01/2026                                                      39,500
                  42,195      Series B, 1.40% due 7/01/2027                                                       42,195
                           New York State Energy Research and Development Authority, PCR,
                           Refunding, VRDN, Series B (f):
                   3,000      (New York State Electric and Gas), 1.40% due 2/01/2029                               3,000
                   2,200      (Niagara Mohawk Power Corporation), 1.40% due 12/01/2025                             2,200
                  27,600   New York State Environmental Facilities Corporation Revenue Bonds
                           (Equity Huntington Project), VRDN, AMT, 1.70% due 11/01/2014 (f)                       27,600
                   1,050   New York State Environmental Facilities Corporation, State Clean
                           Water and Drinking, Municipal Water Finance Revolving Revenue Bonds,
                           Series D, 3% due 6/15/2002                                                              1,052
                           New York State, Environmental Facilities (General Electric), CP:
                  26,400      1.25% due 4/03/2002                                                                 26,400
                  30,000      1.25% due 4/03/2002                                                                 30,000
                  29,000      Series 97, 1.25% due 4/03/2002                                                      29,000
                           New York State Environmental Quality, CP, Series 97-A:
                  27,000      1.15% due 4/08/2002                                                                 27,000
                   6,200      GO, 1.25% due 5/01/2002                                                              6,200
                           New York State, HFA, Revenue Bonds, VRDN, AMT, Series A (f):
                   4,600      (66 West 38th Street), 1.45% due 11/01/2033                                          4,600
                  10,000      (360 West 43rd Street Housing), 1.50% due 11/01/2034                                10,000
                  28,600      (1501 Lex Associates LP), 1.55% due 5/15/2032                                       28,600
                   2,000      (East 84th Street), 1.55% due 11/01/2028                                             2,000
                  12,000      (Gethsemane Apartments), 1.55% due 5/15/2033                                        12,000
                  11,200      (Saxony Housing), 1.45% due 5/15/2030                                               11,200
                   1,000      (Talleyrand Crescent Housing), 1.50% due 11/01/2028                                  1,000
                  10,300      (Tribeca), 1.55% due 11/15/2029 (c)                                                 10,300
                  32,600      (Tribeca Pointe LLC), 1.50% due 5/15/2029 (c)                                       32,600
                  10,000      (Victory Housing), 1.50% due 11/01/2033                                             10,000
                  10,000      (Worth Street Housing), 1.50% due 11/01/2033                                        10,000
                  12,800   New York State Local Assistance Corporation Revenue Bonds, VRDN,
                           Series A, 1.375% due 4/01/2022 (f)                                                     12,800



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                   Value
New York       $   4,200   New York State Local Government Assistance Corporation, Revenue
(continued)                Refunding Bonds, MSTR, VRDN, Series SGA-59, 1.55% due 4/01/2019 (f)               $     4,200
                           New York State Local Government Assistance Corporation, VRDN (f):
                  17,680      Series C, 1.30% due 4/01/2025                                                       17,680
                   2,900      Series G, 1.30% due 4/01/2025                                                        2,900
                           New York State Power Authority, CP:
                  49,869      1.20% due 4/05/2002                                                                 49,869
                   6,000      Series 2, 1.20% due 4/08/2002                                                        6,000
                  10,000      Series 2, 1.20% due 4/11/2002                                                       10,000
                   7,000      Series 2, 1.40% due 5/07/2002                                                        7,000
                  10,000   New York State Power Authority Revenue Bonds, VRDN, Sub-Series 5,
                           1.50% due 11/15/2011 (f)                                                               10,000
                           New York State Thruway Authority, CP, BAN, Series 2, CP-2:
                  10,000      1.20% due 4/03/2002                                                                 10,000
                  10,000      1.20% due 4/08/2002                                                                 10,000
                  13,531   Newfane, New York, Central School District, GO, BAN, 2.50% due
                           2/19/2003                                                                              13,620
                  14,000   Niagara Falls, New York, City School District, GO, RAN, 3% due
                           10/15/2002                                                                             14,019
                     271   Niagara-Wheatfield, New York, Central School District, GO, 4.30%
                           due 6/15/2002 (b)                                                                         272
                           North Babylon, New York, Union Free School District, GO, TAN:
                   2,000      3% due 6/27/2002                                                                     2,004
                   5,000      3.25% due 6/27/2002                                                                  5,007
                     212   North Hempstead, New York, Various Purpose, GO, Refunding, 4.25%
                           due 5/15/2002 (e)                                                                         213
                     685   Northern Adirondack, New York, Ellenburg Central School District,
                           GO, Refunding, 4% due 6/15/2002 (b)                                                       687
                   3,715   Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H
                           Properties Inc. Project), VRDN, Series A, 1.60% due 6/01/2024 (f)                       3,715
                  10,500   Patchogue-Medford, New York, Union Free School District, GO, Refunding,
                           BAN, 3% due 10/09/2002                                                                 10,546
                  20,000   Patchogue-Medford, New York, Union Free School District, GO, TAN,
                           2.875% due 6/27/2002                                                                   20,038
                   8,100   Plainedge, New York, Union Free School District, GO, BAN, 3.125%
                           due 8/21/2002                                                                           8,116
                   4,362   Plattsburgh, New York, City School District, GO, BAN, 3.125%
                           due 6/17/2002                                                                           4,367
                           Port Authority of New York and New Jersey, CP:
                  12,000      AMT, 1.20% due 4/08/2002                                                            12,000
                   4,415      AMT, Series A, 1.25% due 4/03/2002                                                   4,415
                   8,540      AMT, Series A, 1.20% due 4/10/2002                                                   8,540
                  29,714      AMT, Series A, 1.30% due 5/07/2002                                                  29,714
                  20,200      Series A and B, 1.15% due 4/08/2002                                                 20,200
                  20,500      Series A and B, 1.20% due 4/11/2002                                                 20,500
                           Port Authority of New York and New Jersey, Special Obligation Revenue
                           Refunding Bonds (Versatile Structure Obligation), VRDN (f):
                  33,800      AMT, Series 1R, 1.60% due 8/01/2028                                                 33,800
                   8,600      AMT, Series 4, 1.50% due 4/01/2024                                                   8,600
                  16,200      AMT, Series 6, 1.50% due 12/01/2017                                                 16,200
                  35,225      Series 3, 1.55% due 6/01/2020                                                       35,225
                  28,300      Series 5, 1.55% due 8/01/2024                                                       28,300
                   4,280   Putnam County, New York, IDA, Revenue Bonds (Dynacept Corporation
                           Project), VRDN, AMT, 1.50% due 1/01/2021 (f)                                            4,280
                   4,100   Randolph, New York, Central School District, GO, BAN, 3.125% due
                           8/21/2002                                                                               4,108
                   4,000   Sarotoga Springs, New York, City School District, GO, TAN, 2.875%
                           due 6/28/2002                                                                           4,004
                   3,884   Schenectady, New York, GO, BAN, Series A, 3.50% due 5/30/2002                           3,888
                   7,375   Seneca Falls, New York, Central School District, GO, BAN, 2.25%
                           due 6/17/2002                                                                           7,383



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONCLUDED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                   Value
New York       $     231   Sherrill, New York, City School District, GO, 4.50% due 6/15/2002 (d)             $       232
(concluded)       10,975   Sidney, New York, Central School District, GO, Refunding, BAN, 2.75%
                           due 7/10/2002                                                                          10,996
                   5,000   Skaneateles, New York, Central School District, GO, Refunding, BAN, 3%
                           due 6/19/2002                                                                           5,002
                   1,000   Smithtown, New York, GO, Public Improvement, 4% due 6/15/2002 (d)                       1,003
                  14,000   South Country, New York, Brookhaven Central School District, GO, TAN,
                           3% due 6/25/2002                                                                       14,013
                   5,000   South Glens Falls, New York, Central School District, GO, RAN, 2.25%
                           due 7/03/2002                                                                           5,007
                   3,500   South Huntington, New York, Union Free School District, GO, TAN, 3%
                           due 6/28/2002                                                                           3,503
                  25,415   Spencerport, New York, Central School District, GO, BAN, 2.50% due
                           3/14/2003                                                                              25,590
                  20,000   Starpoint, New York, Central School District, GO, BAN, 2.75% due
                           6/28/2002                                                                              20,034
                  24,000   Suffolk County, New York, Longwood Central School District, GO, TAN,
                           3.125% due 6/28/2002                                                                   24,025
                   4,800   Suffolk County, New York, Water Authority Revenue Bonds, VRDN, BAN,
                           1.40% due 5/01/2005 (a)(f)                                                              4,800
                     425   Tioga, New York, Central School District, GO, 6% due 6/15/2002 (b)                        428
                   8,475   Triborough Bridge and Tunnel Authority, New York, General Purpose
                           Revenue Refunding Bonds, VRDN, Series C, 1.45% due 1/01/2013 (a)(f)                     8,475
                           Triborough Bridge and Tunnel Authority, New York, Special Obligation
                           Revenue Refunding Bonds, VRDN (d)(f):
                  24,105      Series A, 1.45% due 1/01/2031                                                       24,105
                  12,480      Series D, 1.30% due 1/01/2031                                                       12,480
                     675   Trumansburg, New York, Central School District, GO, Refunding, 4% due
                           6/15/2002 (d)                                                                             677
                     375   Vestal, New York, Central School District, GO, 4% due 6/15/2002 (b)                       376
                   4,300   Watertown, New York, City School District, GO, RAN, 3.125% due 6/28/2002                4,305
                     225   Watkins Glen, New York, Central School District, GO, Refunding, 4.50%
                           due 6/15/2002 (b)                                                                         226
                   9,975   Weedsport, New York, Central School District, GO, Refunding, BAN, 3%
                           due 6/20/2002                                                                           9,981
                   8,500   West Irondequoit, New York, Central School District, GO, BAN, 3% due
                           7/12/2002                                                                               8,510
                  10,000   West Islip, New York, Union Free School District, GO, TAN, 3.125% due
                           6/27/2002                                                                              10,011
                   2,600   Wheatland Chili, New York, Central School District, GO, Refunding, BAN,
                           3% due 6/27/2002                                                                        2,602
                   4,700   Whitney Point, New York, Central School District, GO, RAN, 3.125% due
                           6/28/2002                                                                               4,705
                   4,000   Yates County, New York, GO, BAN, 3% due 4/11/2002                                       4,001
                     770   Yorkshire Pioneer, New York, Central School District, GO, 4% due
                           6/15/2002 (e)                                                                             772

Puerto Rico--     10,000   Government Development Bank of Puerto Rico, CP, 1.20% due 4/29/2002                    10,000
0.3%

                           Total Investments (Cost--$2,650,491*)--99.5%                                        2,650,491
                           Other Assets Less Liabilities--0.5%                                                    12,541
                                                                                                             -----------
                           Net Assets--100.0%                                                                $ 2,663,032
                                                                                                             ===========

(a)AMBAC Insured.
(b)FGIC Insured.
(c)FNMA Collateralized.
(d)FSA Insured.
(e)MBIA Insured.
(f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2002.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2002

Assets:
Investments, at value (identified cost--$2,650,490,853)                                                  $ 2,650,490,853
Cash                                                                                                              70,883
Interest receivable                                                                                           14,543,887
Prepaid registration fees and other assets                                                                        27,852
                                                                                                         ---------------
Total assets                                                                                               2,665,133,475
                                                                                                         ---------------

Liabilities:
Payables:
  Investment adviser                                                                  $       847,287
  Beneficial interest redeemed                                                                604,270
  Distributor                                                                                 480,566          1,932,123
                                                                                      ---------------
Accrued expenses and other liabilities                                                                           168,932
                                                                                                         ---------------
Total liabilities                                                                                              2,101,055
                                                                                                         ---------------

Net Assets                                                                                               $ 2,663,032,420
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                               $   266,362,119
Paid-in capital in excess of par                                                                           2,397,015,041
Accumulated realized capital losses--net                                                                       (344,740)
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 2,663,621,192 shares of
beneficial interest outstanding                                                                          $ 2,663,032,420
                                                                                                         ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2002

Investment Income:
Interest and amortization of premium and discount earned                                                 $    58,103,545

Expenses:
Investment advisory fees                                                              $    10,352,734
Distribution fees                                                                           3,156,236
Accounting services                                                                           365,034
Transfer agent fees                                                                           277,988
Custodian fees                                                                                115,906
Professional fees                                                                              73,863
Printing and shareholder reports                                                               61,237
Registration fees                                                                              38,535
Pricing fees                                                                                   31,686
Trustees' fees and expenses                                                                    16,588
Other                                                                                          30,082
                                                                                      ---------------
Total expenses                                                                                                14,519,889
                                                                                                         ---------------
Investment income--net                                                                                        43,583,656

Realized Gain on Investments--Net                                                                                239,895
                                                                                                         ---------------

Net Increase in Net Assets Resulting from Operations                                                     $    43,823,551
                                                                                                         ===============


See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                              For the Year Ended
                                                                                                  March 31,
Increase (Decrease) in Net Assets:                                                         2002               2001
Operations:
Investment income--net                                                                $    43,583,656    $    75,404,541
Realized gain (loss) on investments--net                                                      239,895           (26,958)
                                                                                      ---------------    ---------------
Net increase in net assets resulting from operations                                       43,823,551         75,377,583
                                                                                      ---------------    ---------------

Dividends to Shareholders:
Dividends to shareholders from investment income--net                                    (43,583,656)       (75,404,541)
                                                                                      ---------------    ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                        7,040,258,060      8,175,269,609
Value of shares issued to shareholders in reinvestment of dividends                        43,585,041         75,405,393
                                                                                      ---------------    ---------------
                                                                                        7,083,843,101      8,250,675,002
Cost of shares redeemed                                                               (6,944,374,681)    (7,904,506,853)
                                                                                      ---------------    ---------------
Net increase in net assets derived from beneficial interest transactions                  139,468,420        346,168,149
                                                                                      ---------------    ---------------

Net Assets:
Total increase in net assets                                                              139,708,315        346,141,191
Beginning of year                                                                       2,523,324,105      2,177,182,914
                                                                                      ---------------    ---------------
End of year                                                                           $ 2,663,032,420    $ 2,523,324,105
                                                                                      ===============    ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios
have been derived from information
provided in the financial statements.
                                                                          For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:              2002           2001           2000           1999           1998
Per Share Operating Performance:
Net asset value, beginning of year                $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                  ----------     ----------     ----------     ----------     ----------
Investment income--net                                   .02            .03            .03            .03            .03
Realized gain (loss) on investments--net                --++           --++           --++           --++           --++
                                                  ----------     ----------     ----------     ----------     ----------
Total from investment operations                         .02            .03            .03            .03            .03
                                                  ----------     ----------     ----------     ----------     ----------
Less dividends from investment income--net             (.02)          (.03)          (.03)          (.03)          (.03)
                                                  ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                      $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                  ==========     ==========     ==========     ==========     ==========

Total Investment Return                                1.74%          3.49%          2.86%          2.79%          3.09%
                                                  ==========     ==========     ==========     ==========     ==========

Ratios to Average Net Assets:
Expenses                                                .57%           .58%           .58%           .61%           .61%
                                                  ==========     ==========     ==========     ==========     ==========
Investment income--net                                 1.72%          3.42%          2.83%          2.74%          3.04%
                                                  ==========     ==========     ==========     ==========     ==========

Supplemental Data:
Net assets, end of year (in thousands)            $2,663,032     $2,523,324     $2,177,183     $1,826,720     $1,556,021
                                                  ==========     ==========     ==========     ==========     ==========


++Amount is less than $.01 per share.

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $52,726 have been reclassified between accumulated net realized capital losses and paid-in capital in excess of par. These reclassifications have no effect on net assets or net asset values per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.



CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering share holder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2002, the Fund reimbursed FAM $41,391 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2002 and March 31, 2001 was as follows:


                                      3/31/2002         3/31/2001

Distributions paid from:
   Tax-exempt income                 $43,583,656        $75,404,541
                                     -----------        -----------
Total distributions                  $43,583,656        $75,404,541
                                     ===========        ===========


As of March 31, 2002, there were no significant differences between the book and tax components of net assets.


5. Capital Loss Carryforward:
At March 31, 2002, the Fund had a net capital loss carryforward of approximately $345,000, of which $304,000 expires in 2003, $2,000 expires in 2004, $12,000 expires in 2006 and $27,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.



CMA NEW YORK MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA New York Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
May 3, 2002



CMA NEW YORK MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid daily by CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 2002 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.



CMA NEW YORK MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

                                                                                               Number of
                                                                                              Portfolios       Other
                                                                                               in Fund       Director-
                      Position(s)    Length                                                    Complex         ships
                          Held       of Time                                                 Overseen by      Held by
Name, Address & Age    with Fund     Served    Principal Occupation(s) During Past 5 Years     Trustee        Trustee

Interested Trustee
Terry K. Glenn*          President   1999 to   Chairman, Americas Region since 2001, and      127 Funds         None
800 Scudders Mill Road   and         present   Executive Vice President since 1983 of         184 Portfolios
Plainsboro, NJ 08536     Trustee               Fund Asset Management, L.P. ("FAM") and
Age: 61                                        Merrill Lynch Investment Managers, L.P.
                                               ("MLIM"); President of Merrill Lynch
                                               Mutual Funds since 1999; President of FAM
                                               Distributors, Inc. ("FAMD") since 1986 and
                                               Director thereof since 1991; Executive Vice
                                               President and Director of Princeton Services,
                                               Inc. ("Princeton Services") since 1993;
                                               President of Princeton Administrators, L.P.
                                               since 1988; Director of Financial Data
                                               Services, Inc., since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Trustee's term is unlimited. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.




                                                                                               Number of
                                                                                              Portfolios       Other
                                                                                               in Fund       Director-
                      Position(s)    Length                                                    Complex         ships
                          Held       of Time                                                 Overseen by      Held by
Name, Address & Age    with Fund     Served*   Principal Occupation(s) During Past 5 Years     Trustee        Trustee

Independent Trustees
Ronald W. Forbes         Trustee     1977 to   Professor Emeritus of Finance, School of       46 Funds          None
1400 Washington Avenue               present   Business, State University of New York at      55 Portfolios
Albany, NY 12222                               Albany since 2000; and Professor thereof
Age: 61                                        from 1989 to 2000.


Cynthia A. Montgomery    Trustee     1995 to   Professor, Harvard Business School since       46 Funds          Unum-
Harvard Business School              present   1989.                                          55 Portfolios     Provident
Soldiers Field Road                                                                                             Corporation
Boston, MA 02163                                                                                                and Newell
Age: 49                                                                                                         Rubbermaid
                                                                                                                Inc.



CMA NEW YORK MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONTINUED)

                                                                                               Number of
                                                                                              Portfolios       Other
                                                                                               in Fund       Director-
                      Position(s)    Length                                                    Complex         ships
                          Held       of Time                                                 Overseen by      Held by
Name, Address & Age    with Fund     Served*   Principal Occupation(s) During Past 5 Years     Trustee        Trustee

Independent Trustees (concluded)
Charles C. Reilly        Trustee     1990 to   Self-employed financial consultant since       46 Funds          None
9 Hampton Harbor Road                present   1990.                                          55 Portfolios
Hampton Bays, NY 11946
Age: 70


Kevin A. Ryan            Trustee     1992 to   Founder and currently Director Emeritus        46 Funds          Charter
127 Commonwealth Avenue              present   of The Boston University Center for the        55 Portfolios     Education
Chestnut Hill, MA 02467                        Advancement of Ethics and Character and                          Partnership
Age: 69                                        Director thereof from 1989 to 1999;                              and the
                                               Professor from 1982 to 1999 at Boston                            Council for
                                               University.                                                      Ethical and
                                                                                                                Spiritual
                                                                                                                Education.


Roscoe S. Suddarth       Trustee     2000 to   Former President, Middle East Institute        46 Funds          None
7403 MacKenzie Court                 present   from 1995 to 2001.                             55 Portfolios
Bethesda, MD 20817
Age: 66


Richard R. West          Trustee     1978 to   Professor of Finance since 1984, and           46 Funds          Bowne &
Box 604                              present   currently Dean Emeritus of New York            55 Portfolios     Co., Inc.;
Genoa, NV 89411                                University, Leonard N. Stern School                              Vornado
Age: 64                                        of Business Administration.                                      Realty
                                                                                                                Trust; and
                                                                                                                Alexander's
                                                                                                                Inc.


Edward D. Zinbarg        Trustee     1994 to   Self-employed financial consultant since       46 Funds          None
5 Hardwell Road                      present   1994.                                          55 Portfolios
Short Hills, NJ 07078
Age: 67


*The Trustee's term is unlimited.


CMA NEW YORK MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)

                      Position(s)    Length
                          Held       of Time
Name, Address & Age    with Fund     Served*   Principal Occupation(s) During Past 5 Years

Fund Officers
Donald C. Burke          Vice        1993 to   First Vice President of FAM and MLIM since 1997 and the Treasurer thereof
P.O. Box 9011            President   present   since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton,               and         and       since 1999; Vice President of FAMD since 1999; Vice President of FAM and
NJ 08543-9011            Treasurer   1999 to   MLIM from 1990 to 1997; Director of Taxation of MLIM since 1990.
Age: 41                              present


Kenneth A. Jacob         Senior      1989 to  First Vice President of the Adviser and MLIM since 1984.
P.O. Box 9011            Vice        present
Princeton,               President
NJ 08543-9011
Age: 50


John M. Loffredo         Senior      2001 to  First Vice President of MLIM since 1997; Vice President of MLIM from
P.O. Box 9011            Vice        present  1991 to 1997.
Princeton,               President
NJ 08543-9011
Age: 38


Edward J. Andrews        Vice        1993 to  Vice President of MLIM since 1991; investment officer in the Private
P.O. Box 9011            President   present  Banking Division of Citibank, N.A. from 1982 to 1991.
Princeton,               and
NJ 08543-9011            Portfolio
Age: 40                  Manager


Phillip S. Gillespie     Secretary   2001 to  First Vice President of MLIM since 2001; Director of MLIM from 1999
P.O. Box 9011                        present  to 2000; Vice President of MLIM in 1999; Attorney associated with the
Princeton, NJ 08543-9011                      Manager and FAM from 1998 to 1999; Assistant General Counsel LGT Asset
Age: 38                                       Management, Inc. from 1997 to 1998; Senior Counsel and Attorney in the
                                              Division of Investment Management and the Office of General Counsel at
                                              the U.S. Securities and Exchange Commission from 1993 to 1997.


*Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Vincent R. Giordano, Senior Vice President of CMA New York Municipal Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Giordano well in his retirement.


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210++


++For inquiries regarding your CMA account, call (800) CMA-INFO or [(800) 262-4636].